Identifiable Intangible Assets, net	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets, net and Goodwill

Note 8: Other Intangible Assets, net and Goodwill

Other Intangible Assets, net

The following tables summarize the gross carrying amounts and accumulated amortization of the Company’s identifiable intangible assets by major class:

	March 31, 2020			December 31, 2019
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net
Finite-lived intangible assets
Customer relationships	$656,500	$(182,765)	$473,735	$280,493	$(180,571)	$99,922
Databases and content	1,802,169	(370,220)	1,431,949	1,755,323	(342,385)	1,412,938
Computer software	330,318	(152,114)	178,204	285,701	(135,919)	149,782
Trade names	6,770	—	6,770	1,570	—	1,570
Backlog	27,999	(584)	27,415	—	—	—
Finite-lived intangible assets	2,823,756	(705,683)	2,118,073	2,323,087	(658,875)	1,664,212
Indefinite-lived intangible assets
Trade names	164,275	—	164,275	164,428	—	164,428
Total intangible assets	$2,988,031	$(705,683)	$2,282,348	$2,487,515	$(658,875)	$1,828,640

Amortization expense amounted to $49,112 and $56,106 for the three months ended March 31, 2020, and 2019, respectively.

Goodwill

The following table summarizes changes in the carrying amount of goodwill for the three months ended March 31, 2020:

Total
Balance as of December 31, 2019	$1,328,045
Acquisitions	499,067
Changes due to foreign currency fluctuations	(4,028)
Balance as of March 31, 2020	$1,823,084

Note 9: Identifiable Intangible Assets, net

The Company’s identifiable intangible assets consist of the following:

	December 31, 2019			December 31, 2018
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net
Finite-lived intangible assets
Customer relationships	$280,493	$(180,571)	$99,922	$291,503	$(164,611)	$126,892
Databases and content	1,755,323	(342,385)	1,412,938	1,725,878	(233,733)	1,492,145
Computer software	285,701	(135,919)	149,782	268,704	(97,570)	171,134
Trade names	1,570	—	1,570	—	—	—
Finite-lived intangible assets	2,323,087	(658,875)	1,664,212	2,286,085	(495,914)	1,790,171
Indefinite-lived intangible assets
Trade names	164,428	—	164,428	168,349	—	168,349
Total intangible assets	$2,487,515	$(658,875)	$1,828,640	$2,454,434	$(495,914)	$1,958,520

The Company performed the indefinite-lived impairment test as of October 1, 2019 and 2018. Additionally, the Company reviewed goodwill for indicators of impairment at December 31, 2019 and 2018. As part of this analysis, the Company determined that its trade name, with a carrying value of $164,428, and $168,349 as of December 31, 2019 and 2018, respectively, was not impaired and will continue to be reported as indefinite-lived intangible assets.

In September and November 2019, the Company purchased the key business assets of SequenceBase and Darts-ip. As a result of the purchase, customer relations balance increased $3,641, computer software increased $11,525, databases and content increased $22,012 and finite-lived trade names increased $1,541. See Note 4 — “Business Combinations” for further details.

On January 1, 2020, all assets, liabilities, and equity interest of the Brand Protection, AntiPiracy, and AntiFraud solutions of the MarkMonitor Product Line were sold to OpSec Security for a purchase price of $3,751, which was determined to be the approximation of the fair value. At December 31, 2019, the assets and liabilities related to the divestment met the criteria for classification as Assets held for sale on the Company’s balance sheet, which included $36,924 of intangible assets. In addition, the Company compared the book value of the assets and liabilities to the purchase price and recorded a total impairment charge during the year ended December 31, 2019 of $18,431, which included the write down of the $17,967 intangible assets classified as Assets held for sale. See Note 5 — “Assets Held for Sale and Divested Operations” for further details.

The weighted-average amortization period for each class of finite-lived intangible assets and for total finite-lived intangible assets, which range between two and 20 years, is as follows:

Remaining
Weighted-Average
Amortization
Period (in years)
Customer relationships	12.70
Databases and content	13.80
Computer software	3.89
Trade names	18.00
Total	13.08

Amortization amounted to $191,361, $227,803, and 221,466 for the years ended December 31, 2019, 2018, and 2017, respectively.

Estimated amortization for each of the five succeeding years as of December 31, 2019 is as follows:

2020	$170,343
2021	160,666
2022	122,886
2023	116,665
2024	116,395
Thereafter	935,302
Subtotal finite-lived intangible assets	1,622,257
Internally developed software projects in process	41,955
Total finite-lived intangible assets	1,664,212
Intangibles with indefinite lives	164,428
Total intangible assets	$1,828,640